AMERICAN INDEPENDENCE FUNDS TRUST

230 Park Avenue, Suite 534

New York, NY 10169

(212) 488-1331

March 1, 2013	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE
Washington, DC 20549

RE:	The American Independence Funds Trust (the “Registrant” or “Trust”)
“Sticker” Supplement Pursuant to Rule 497(e) of the Securities Act of 1933, as amended
SEC File Numbers: 811-21757; 333-124214

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Registrant, hereby certifies that the form of Prospectus, with respect to the Stock Fund, International Alpha Strategies Fund, Kansas Tax-Exempt Bond Fund, Strategic Income Fund, Core Plus Fund, U.S. Inflation-Indexed Fund, Fusion Fund and Dynamic Conservative Plus Fund of the Registrant (the “Funds”), that would have been filed under Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated March 1, 2013, and filed electronically as Post-Effective Amendment No. 84 to the Fund’s Registration Statement on Form N-1A (Accession Number 0001324443-13-000021).

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (646) 747-3475.

Sincerely,

/s/ Theresa Donovan

Theresa Donovan
Secretary